CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2014
Ordinary shares, shares authorized			10,000,000,000
Class A Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	365,961,759	288,988,560
Ordinary shares, shares outstanding	350,398,737	260,045,912
Class B Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,058,514,152	1,127,614,152	224,905,170
Ordinary shares, shares outstanding	1,035,037,339	1,095,456,652
Cheetah | Class A Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025
Ordinary shares, shares issued		365,961,759
Ordinary shares, shares outstanding		350,398,737
Cheetah | Class B Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025
Ordinary shares, shares issued		1,058,514,152
Ordinary shares, shares outstanding		1,035,037,339